Organization and Business Description - Schedule of Carrying Amounts of the Assets, Liabilities and the Results of Operations of the VIE and VIE’s Subsidiaries (Details) - VIE [Member] - CNY (¥)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash		¥ 5,993,098	¥ 1,112,661
Accounts receivable, net		20,252,220	1,492,889
Short-term prepayments		74,863	397,178
Short-term investments		4,596,952	4,526,957
Prepaid expenses and other current assets		3,811,815	6,382,949
Amount due from the Company and its subsidiaries	[1]	28,182,432	27,870,449
Total current assets		62,911,380	41,783,083
Non-current assets:
Right-of-use assets, net		475,738	764,839
Deferred tax assets, net		159,497	490,538
Property and equipment, net		113,998	147,260
Long-term prepayments			1,443,396
Total non-current assets		749,233	2,846,033
Total assets		63,660,613	44,629,116
Liabilities
Accounts payable		21,800,379	5,918,710
Salary and welfare payable		643,347	690,339
Contract liabilities		5,174,607	6,064,243
Income taxes payable		5,446,060	5,120,578
Value added tax (“VAT”) and other tax payable		3,937,133	3,937,133
Other payables		1,059,837	2,028,391
Lease liabilities, current		397,960	432,455
Total current liabilities		38,459,323	24,191,849
Non-current liabilities:
Lease liabilities, noncurrent		48,033	300,324
Total non-current liabilities		48,033	300,324
Total liabilities		38,507,356	24,492,173
Net revenues		18,562,607	44,472,918	¥ 91,618,100
Net (loss) income		5,372,836	(1,982,595)	(83,941,158)
Net cash provided by (used in) operating activities		5,431,368	2,934,386	(7,610,570)
Net cash used in investing activities		(390,553)	(4,519,556)	(18,527,776)
Net cash used in financing activities

[1]	As of December 31, 2024 and 2025, amounts due from the Company and its subsidiaries represent the receivables that VIEs had with the Company and its consolidation subsidiaries, which would be eliminated upon consolidation.